Note 25 - Costs and Expenses by Nature - General and Administrative Expense Schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Depreciation	$ (18,450)	$ (10,732)
General and administrative expense	(25,215)	(54,398)
Selling, general and administrative expense [member]
Statement Line Items [Line Items]
Salaries and benefits (Board, CEO and CFO)	(1,422)	(1,122)
Salaries and benefits (Staff)	(5,073)	(13,313)
Legal	(4,155)	(9,624)
Travel	(3,210)	(3,958)
Accounting services	(617)	(1,303)
Audit services	(1,274)	(2,244)
Insurance (D&O)	(3,025)	(4,761)
Public company costs, business development and investor relations	(3,000)	(3,454)
Taxes and fees	(51)	(1,886)
Advisory services	0	(5,377)
Severance	(564)	0
Insurance	0	(1,025)
Freight	0	(1,649)
Depreciation	(110)	(176)
Other	(2,714)	(4,506)
General and administrative expense	$ (25,215)	$ (54,398)